Operating Leases (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015
Plymouth, Minnesota office [Member]
Operating Leases (Textual)
Monthly rental payments		$ 977
Lease expiration date		Oct. 31, 2014
Titan El Toro, LLC [Member]
Operating Leases (Textual)
Lease expiration date	Feb. 28, 2019
Operating lease, description	In March 2014 the Company entered into an operating lease agreement for their El Toro location which expires in February 2019, with an option to extend to February 2024.
Monthly rental payments range, description	The monthly payments range from $10,000 to $11,604.